Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001506707
Registrant Name	A&Q Multi-Strategy Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES